Borrowings (Future Payments Of Long Term Obligations) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
Maturities of Long-Term Obligations, 2014	$ 2
Maturities of Long-Term Obligations, 2015	450
Maturities of Long-Term Obligations, 2016	2
Maturities of Long-Term Obligations, 2017	1
Maturities of Long-Term Obligations, 2018	1
Maturities of Long-Term Obligations, Thereafter	990
Maturities of Long-Term Obligations, Total	$ 1,446